Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash And Cash Equivalents Abstract
Compensating Balance, Amount	$ 18,000,000	$ 15,000,000
Property Plant And Equipment Impairment Or Disposa Abstract
Time charter equivalent rate assumed for asset impairment	10 year average of 1 year time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Off hire percentage assumed for asset impairment	1.00%
Impairment of Long-Lived Assets Held-for-use	0	0	0
Impairment of Real Estate	0	0	0
Provision For Loan And Lease Losses Abstract
Provision For Loan Losses Expensed	0
Receivables Abstract
Provision for Doubtful Accounts	$ 0	$ 0